Financial instruments - Fair values and risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 6,649.8	€ 7,008.9	€ 6,732.5
Total Fair Value	4,190.2	5,040.0	5,621.9
Current derivative financial liabilities	386.6	38.6	79.2
Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	6,252.0	6,970.3	6,646.9
Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	397.8	7.6	59.8
Fair value through Profit & Loss
Disclosure of financial liabilities [line items]
Total financial liabilities		31.0	25.8
Current maturities of debt
Disclosure of financial liabilities [line items]
Total financial liabilities	1,056.7	1,224.5	1,725.9
Total Fair Value	1,051.7	1,224.5	1,725.9
Current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	1,056.7	1,224.5	1,725.9
Non-current maturities of debt
Disclosure of financial liabilities [line items]
Total financial liabilities	2,853.2	3,714.6	3,517.8
Total Fair Value	2,740.7	3,727.7	3,630.5
Non-current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	2,853.2	3,714.6	3,517.8
Foriegn currency forward contracts
Disclosure of financial liabilities [line items]
Total financial liabilities	48.0	31.0	65.8
Total Fair Value	48.0	31.0	65.8
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	48.0		40.0
Foriegn currency forward contracts | Fair value through Profit & Loss
Disclosure of financial liabilities [line items]
Total financial liabilities		31.0	25.8
Jet fuel and carbon derivative contracts
Disclosure of financial liabilities [line items]
Total financial liabilities	349.8	7.6	19.8
Total Fair Value	349.8	7.6	19.8
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	349.8	7.6	19.8
Trade payables (Current)
Disclosure of financial liabilities [line items]
Total financial liabilities	1,065.5	1,029.0	336.0
Trade payables (Current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	1,065.5	1,029.0	336.0
Trade payables (Non-current)
Disclosure of financial liabilities [line items]
Total financial liabilities		49.2	179.9
Total Fair Value		49.2	179.9
Trade payables (Non-current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities		49.2	179.9
Accrued expenses
Disclosure of financial liabilities [line items]
Total financial liabilities	1,276.6	953.0	887.3
Accrued expenses | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 1,276.6	€ 953.0	€ 887.3